Share-based Compensation (Summary of Share Options Activities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified					12 Months Ended																1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Share Options Grant before 2010 [Member]	Dec. 31, 2012 Share Options Grant One [Member]	Dec. 31, 2012 Share Options Grant Two [Member]	Dec. 31, 2012 Share Options Grant Three [Member]	Dec. 31, 2012 Share Options Grant Four [Member]	Dec. 31, 2012 Share Options Grant Five [Member]	Dec. 31, 2012 Share Options Grant Six [Member]	Dec. 31, 2012 Share Options Grant Seven [Member]	Dec. 31, 2012 Share Options Grant Eight [Member]	Dec. 31, 2012 Share Options Grant Nine [Member]	Dec. 31, 2012 Share Options Grant Ten [Member]	Dec. 31, 2012 Share Options Grant Eleven [Member]	Dec. 31, 2012 Share Options Grant Twelve [Member]	Dec. 31, 2012 Share Options Grant Thirteen [Member]	Dec. 31, 2012 Share Options Grant Fourteen [Member]	Dec. 31, 2012 Share Options Grant Fifteen [Member]	Apr. 30, 2011 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date					Jun. 30, 2009	Jan. 01, 2010	Jul. 01, 2010	Jan. 01, 2011	Feb. 14, 2011	Mar. 03, 2011	Jul. 01, 2011	Jul. 01, 2011	Oct. 01, 2011	Jan. 20, 2012	Feb. 10, 2012	Mar. 01, 2012	Apr. 15, 2012	Jul. 15, 2012	Jul. 15, 2012	Oct. 15, 2012
Number outstanding	15,148,014	13,686,579	5,913,950	896,050	552,206	53,353	4,215,907	3,171,603	628,000	456,460	2,103,578	40,000	242,907	1,407,500	910,000	33,000	148,000	389,000	40,000	756,500
Weighted average remaining contractual term, Options outstanding (in years)					6 years 6 months	7 years	7 years 6 months	8 years	8 years 1 month 6 days	8 years 2 months 12 days	8 years 6 months	8 years 6 months	8 years 8 months 12 days	9 years	9 years 1 month 6 days	9 years 2 months 12 days	9 years 3 months 18 days	9 years 6 months	9 years 6 months	9 years 9 months 18 days
Exercise price per option, Options outstanding	$ 7.2	$ 5.8	$ 2.6	$ 1.5	$ 1.50	$ 2.20	$ 2.80	$ 5.20	$ 5.20	$ 6.00	$ 12.94	$ 9.67	$ 10.89	$ 10.67	$ 11.35	$ 14.09	$ 14.52	$ 10.95	$ 10.67	$ 14.67
Aggregate intrinsic value, Options outstanding	$ 190,594				$ 10,102	$ 939	$ 71,642	$ 46,284	$ 9,165	$ 6,296	$ 14,417	$ 405	$ 2,162	$ 12,846	$ 7,686	$ 188	$ 780	$ 3,439	$ 365	$ 3,878
Number exercisable	4,808,547				371,195	40,853	2,411,407	1,439,784	103,000	60,835	338,566	8,000	34,907	0	0	0	0	0	0	0
Exercise price per option, Options exercisable					$ 1.50	$ 2.20	$ 2.80	$ 5.20	$ 5.20	$ 6.00	$ 12.94	$ 9.67	$ 10.89	$ 10.67	$ 11.35	$ 14.09	$ 14.52	$ 10.95	$ 10.67	$ 14.67
Aggregate intrinsic value, Options exercisable	74,552				6,790	719	40,978	21,011	1,503	839	2,320	81	311	0	0	0	0	0	0	0
Share Options, Vested in Period																					229,988
Allocated Share-based Compensation Expense																					21,229	26,997	34,504	0
Unrecognized share-based compensation expense relating to share options																						$ 47,378
Period for Recognition of Unrecognized share-based compensation expense (in years)																						2 years 4 days